Clinical Trial Deposit - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Clinical Trial Deposit [Line Items]
Patient enrollment milestones, payments		$ 1,075	$ 563	$ 5,065
Deposits payments			1,075
Clinical trial deposit payments	$ 205		205
Contract Research Organization Termination Cost			$ 1,000